Related-Party Balances and Transactions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenues	R$ 36,145,477	R$ 25,572,056	R$ 22,055,720
Sanitation services [Member]
IfrsStatementLineItems [Line Items]
Revenues	891,312	775,988	661,955
Payments Received Related Parties [Member]
IfrsStatementLineItems [Line Items]
Revenues	(843,026)	(741,089)	(632,501)
Payment Received From Reimbursement [Member]
IfrsStatementLineItems [Line Items]
Revenues	R$ (178,941)	R$ (189,713)	R$ (186,690)